Principal accounting policies - Impairment of goodwill & Derivative financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Principal accounting policies
Goodwill impairment loss recognized	$ 0	$ 0	$ 0